Investments in and Advances to Unconsolidated Affiliates - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2015	Oct. 31, 2013	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Recognized property transactions, net			$ 80,000,000
Loss on retirement of long-term debt				$ 1,924,000		$ 3,801,000
CityCenter Holdings, LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Recognized property transactions, net			$ 160,000,000	$ 80,000,000
Percentage ownership interest	50.00%		50.00%	50.00%	50.00%
Special distribution declared	$ 400,000,000
Special distribution received	$ 200,000,000
Annual dividend distribution policy Description				Under the annual distribution policy, CityCenter will distribute up to 35% of excess cash flow, subject to the approval of the CityCenter board of directors.
Loss on retirement of long-term debt		$ 70,000,000
Debt restructuring, sponsor notes carrying value				$ 738,000,000
CityCenter Holdings, LLC [Member] | Senior Secured First Lien Notes [Member]
Schedule Of Equity Method Investments [Line Items]
Long-term debt, interest rate (as a percent)		7.625%
CityCenter Holdings, LLC [Member] | Senior Secured Credit Facility [Member] | Former Credit Facilities [Member]
Schedule Of Equity Method Investments [Line Items]
Credit facility amount		$ 1,775,000,000
CityCenter Holdings, LLC [Member] | Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member]
Schedule Of Equity Method Investments [Line Items]
Credit facility amount		$ 75,000,000
Debt Instrument face amount		Oct. 16, 2018
CityCenter Holdings, LLC [Member] | Senior Secured Credit Facility [Member] | Term Loan B Facility [Member]
Schedule Of Equity Method Investments [Line Items]
Debt Instrument Face Amount		$ 1,700,000,000
Credit facility, maturity date		Oct. 16, 2020
Percentage of principal amount issued		99.00%
Interest rate margin (as a percent)		3.25%
Interest rate floor (as a percent)		1.00%
Repayments				$ 38,000,000	$ 154,000,000
CityCenter Holdings, LLC [Member] | Minimum [Member] | Senior Secured Second Lien PIK Toggle Notes [Member]
Schedule Of Equity Method Investments [Line Items]
Long-term debt, interest rate (as a percent)		10.75%
CityCenter Holdings, LLC [Member] | Maximum [Member] | Senior Secured Second Lien PIK Toggle Notes [Member]
Schedule Of Equity Method Investments [Line Items]
Long-term debt, interest rate (as a percent)		11.50%